Intangible Assets - Schedule of Intangible Assets (Detail) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	CAD 586	CAD 578
Accumulated Amortization	274	305
Development in Progress	24	3
Total	336	276
Computer Applications Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	579	573
Accumulated Amortization	270	303
Development in Progress	24	3
Total	333	273
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	7	5
Accumulated Amortization	4	2
Total	CAD 3	CAD 3